AB Impact Municipal Income Shares

Portfolio of Investments

January 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 88.4%
Long-Term Municipal Bonds – 87.4%
American Samoa – 0.8%
American Samoa Economic Development Authority (Territory of American Samoa)
6.00%, 9/01/23(a)	$1,565	$1,631,888

Arizona – 1.0%
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group)
5.00%, 7/01/40-7/01/54(a)	1,815	2,034,972

California – 12.7%
Alameda Corridor Transportation Authority
Series 2016A
5.00%, 10/01/22	725	795,231
Series 2016B
5.00%, 10/01/35-10/01/36	2,095	2,500,913
California Educational Facilities Authority (Mount St. Mary's University, Inc.)
Series 2018A
5.00%, 10/01/36-10/01/46	3,155	3,883,671
California Municipal Finance Authority (Healthright 360)
Series 2019A
5.00%, 11/01/49(a)	2,000	2,300,920
California School Finance Authority (Bright Star Schools Obligated Group)
Series 2017
5.00%, 6/01/37-6/01/54(a)	850	933,249
California School Finance Authority (Downtown College Prep Obligated Group)
Series 2016
5.00%, 6/01/51(a)	250	270,658
California School Finance Authority (Ednovate Obligated Group)
Series 2018
5.00%, 6/01/48-6/01/56(a)	2,085	2,300,469
California School Finance Authority (Equitas Academy Obligated Group)
Series 2018A
5.00%, 6/01/48(a)	3,750	4,205,700
California School Finance Authority (Green Dot Public Schools Obligated Group)
Series 2018
5.00%, 8/01/38(a)	1,000	1,205,590
California Statewide Communities Development Authority (Loma Linda University Medical Center)
5.25%, 12/01/48(a)	500	588,625
Series 2016A
5.00%, 12/01/41(a)	1,190	1,352,078
Series 2018A
5.25%, 12/01/43(a)	2,640	3,128,822
5.50%, 12/01/58(a)	660	784,212
	Principal Amount (000)	U.S. $ Value

Coalinga-Huron Joint Unified School District
BAM Series 2018B
5.00%, 8/01/48	$500	$601,300
Golden Empire Schools Financing Authority (Kern High School District)
Series 2018
5.00%, 5/01/21	1,195	1,256,877
Port of Los Angeles
Series 2014A
5.00%, 8/01/21	355	376,463

		26,484,778

Colorado – 1.5%
Denver Health & Hospital Authority
Series 2019A
4.00%, 12/01/38-12/01/40	2,770	3,154,684

Connecticut – 2.1%
City of Bridgeport CT
Series 2017A
5.00%, 11/01/25	525	622,571
BAM Series 2018C
5.00%, 7/15/36-7/15/38	1,620	1,968,547
BAM Series 2019A
5.00%, 2/01/35	1,500	1,848,900

		4,440,018

District of Columbia – 1.8%
District of Columbia (KIPP DC Obligated Group)
Series 2017A
5.00%, 7/01/42	785	935,916
Series 2017B
5.00%, 7/01/37	625	754,413
District of Columbia (KIPP DC)
4.00%, 7/01/39	1,000	1,124,120
District of Columbia Water & Sewer Authority
Series 2016A
5.00%, 10/01/35	820	996,931

		3,811,380

Florida – 2.0%
School District of Broward County/FL (Broward County School Board/FL COP)
Series 2017B
5.00%, 7/01/32	500	622,320
Series 2019B
5.00%, 7/01/29	2,750	3,622,135

		4,244,455

Georgia – 0.1%
Atlanta Development Authority The (Atlanta Development Authority Lease)
Series 2017
2.061%, 12/01/21	230	231,042

	Principal Amount (000)	U.S. $ Value

Illinois – 0.6%
Cook County Community College District No. 508
Series 2013
5.25%, 12/01/43	$605	$660,545
BAM Series 2017
5.00%, 12/01/47	620	719,206

		1,379,751

Kansas – 0.3%
Seward County Unified School District No. 480 Liberal
Series 2017B
5.00%, 9/01/28	555	668,825

Massachusetts – 6.3%
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group)
Series 2015D
5.00%, 7/01/44	3,095	3,512,454
Series 2016E
5.00%, 7/01/37	765	892,877
Series 2017F
5.00%, 7/01/30	1,475	1,777,626
Massachusetts Development Finance Agency (Wellforce Obligated Group)
AGM Series 2019A
5.00%, 7/01/36-7/01/44	4,895	5,954,948
Massachusetts Development Finance Agency (WGBH Educational Foundation)
Series 2017A
4.00%, 1/01/32	825	970,316

		13,108,221

Michigan – 10.0%
Center Line Public Schools
Series 2018
5.00%, 5/01/38	895	1,101,861
City of Detroit MI
5.00%, 4/01/27-4/01/37	5,005	5,756,947
Downriver Utility Wastewater Authority
AGM Series 2018
5.00%, 4/01/43	1,515	1,814,409
Ferris State University
Series 2019A
5.00%, 10/01/24-10/01/26	6,185	7,458,918
Grand Rapids Public Schools
AGM
5.00%, 11/01/40	1,800	2,262,672
AGM Series 2017
5.00%, 5/01/27	200	252,550
Great Lakes Water Authority Water Supply System Revenue
Series 2016B
5.00%, 7/01/46	1,225	1,444,398
Series 2016C
5.00%, 7/01/26	695	863,294

		20,955,049

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.5%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Metro Deaf School)
Series 2018A
5.00%, 6/15/48(a)	$1,000	$1,058,390

Missouri – 0.1%
St. Louis Community College District
Series 2017
4.00%, 4/01/35	200	228,288

Montana – 1.2%
City of Missoula MT Water System Revenue
Series 2019A
4.00%, 7/01/37-7/01/44	2,180	2,489,788

Nevada – 1.2%
Clark County School District
Series 2017C
5.00%, 6/15/26-6/15/33	2,000	2,475,674

New Jersey – 7.7%
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit Corp.)
Series 2018A
5.00%, 7/01/50	1,000	1,144,150
New Jersey Economic Development Authority (New Jersey Transit Corp. State Lease)
4.00%, 11/01/37	3,000	3,357,120
5.00%, 11/01/44	2,500	2,999,475
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.)
Series 2017
5.00%, 7/15/47	1,170	1,342,528
New Jersey Economic Development Authority (Seeing Eye, Inc. (The))
Series 2015
5.00%, 3/01/25	3,205	3,810,104
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease)
Series 2018C
5.00%, 6/15/27-6/15/42	1,645	1,954,664
New Jersey Health Care Facilities Financing Authority (St. Joseph's Healthcare System Obligated Group)
Series 2016
5.00%, 7/01/41	1,335	1,537,333

		16,145,374

New York – 4.1%
Build NYC Resource Corp. (Children's Aid Society (The))
4.00%, 7/01/44-7/01/49	1,150	1,325,615
Build NYC Resource Corp. (Inwood Academy for Leadership Charter School)
Series 2018A
	Principal Amount (000)	U.S. $ Value

5.50%, 5/01/48(a)	$500	$571,415
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School)
5.00%, 6/01/52(a)	2,260	2,495,786
Series 2017A
5.00%, 6/01/47(a)	725	802,524
Metropolitan Transportation Authority
Series 2018B
5.00%, 5/15/20	2,175	2,198,968
New York City Housing Development Corp.
Series 2017E
1.50%, 5/01/22	230	232,958
New York State Dormitory Authority (Montefiore Obligated Group)
Series 2018
5.00%, 8/01/34	750	925,170

		8,552,436

North Carolina – 2.7%
North Carolina Central University
4.00%, 4/01/49	2,270	2,557,087
5.00%, 4/01/44	2,500	3,064,900

		5,621,987

Ohio – 4.9%
American Municipal Power, Inc.
Series 2019A
5.00%, 2/15/44	2,150	2,620,485
County of Cuyahoga/OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	4,365	5,054,233
5.25%, 2/15/47	1,500	1,758,135
County of Darke OH (Wayne Hospital Co. Obligated Group)
Series 2019A
5.00%, 9/01/49	690	804,271

		10,237,124

Oklahoma – 2.6%
Oklahoma County Finance Authority (Oklahoma County Independent School District No. 52 Midwest City-Del City)
Series 2018
5.00%, 10/01/24	1,120	1,319,651
Oklahoma Development Finance Authority (OU Medicine Obligated Group)
Series 2018B
5.50%, 8/15/57	3,365	4,085,783

		5,405,434

Oregon – 0.7%
Tri-County Metropolitan Transportation District of Oregon
Series 2017A
5.00%, 10/01/26	865	1,076,588
Series 2018A
	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/29	$250	$317,145

		1,393,733

Pennsylvania – 12.7%
Capital Region Water Water Revenue
Series 2018
5.00%, 7/15/25-7/15/26	1,510	1,830,385
City of Philadelphia PA Water & Wastewater Revenue
Series 2018A
5.00%, 10/01/48	3,050	3,746,803
Series 2019B
5.00%, 11/01/49	3,095	3,866,367
Delaware County Authority (Elwyn Obligated Group)
Series 2017
5.00%, 6/01/37	825	911,287
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/32-7/01/34	1,115	1,322,806
Philadelphia Authority for Industrial Development (City of Philadelphia PA)
Series 2018
5.00%, 5/01/36-5/01/38	4,010	4,955,326
AGM Series 2017
5.00%, 12/01/35	200	243,820
Pittsburgh Water & Sewer Authority
AGM Series 2019A
5.00%, 9/01/44	2,000	2,490,000
School District of the City of Erie (The)
AGM Series 2019A
5.00%, 4/01/31	405	515,460
AGM Series 2019C
5.00%, 4/01/28-4/01/29	2,850	3,621,307
State Public School Building Authority (Community College of Philadelphia Foundation)
BAM Series 2018
5.00%, 6/15/21	1,000	1,051,520
Wilkes-Barre Area School District/PA
BAM
5.00%, 4/15/59	1,620	1,950,156

		26,505,237

Texas – 0.6%
El Paso County Hospital District
Series 2017
5.00%, 8/15/37	370	436,567
Newark Higher Education Finance Corp. (Austin Achieve Public Schools, Inc.)
Series 2018
5.00%, 6/15/48	735	759,269

		1,195,836

	Principal Amount (000)	U.S. $ Value

Utah – 2.0%
Ogden City School District Municipal Building Authority (Ogden City School District)
Series 2018
5.00%, 1/15/38	$3,490	$4,273,191

Washington – 2.0%
Pend Oreille County Public Utility District No. 1 Box Canyon
Series 2018
5.00%, 1/01/44	3,600	4,253,796

West Virginia – 2.5%
Morgantown Utility Board, Inc.
BAM Series 2018B
5.00%, 12/01/43	2,555	3,127,729
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
Series 2017A
5.00%, 6/01/47	1,775	2,093,435

		5,221,164

Wisconsin – 2.7%
Milwaukee Redevelopment Authority (Milwaukee Public Schools Lease)
Series 2017
5.00%, 11/15/25	200	242,822
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group)
Series 2016
5.125%, 6/01/48(a)	200	215,814
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation LLC)
5.00%, 6/01/44	4,450	5,197,199

		5,655,835

Total Long-Term Municipal Bonds (cost $170,128,566)		182,858,350

Short-Term Municipal Notes – 1.0%
California – 1.0%
California Infrastructure & Economic Development Bank (California Academy of Sciences)
Series 2018C
1.534% (LIBOR 1 Month + 0.38%), 8/01/47(b) (cost $2,000,000)	2,000	2,003,040

Total Municipal Obligations (cost $172,128,566)		184,861,390

CORPORATES - INVESTMENT GRADE – 5.7%
Financial Institutions – 3.0%
Finance – 3.0%
BlueHub Loan Fund, Inc.
Series 2020
	Principal Amount (000)	U.S. $ Value

3.099%, 1/01/30	$1,000	$1,046,490
Low Income Investment Fund
Series 2019
3.711%, 7/01/29	5,000	5,270,554

		6,317,044

Industrial – 2.7%
Consumer Cyclical - Other – 1.6%
Conservation Fund A Nonprofit Corp. (The)
Series 2019
3.474%, 12/15/29	3,267	3,362,340

Consumer Non-Cyclical – 0.6%
YMCA of Greater New York
Series 2018
3.985%, 8/01/22	500	519,487
Series 2020
2.21%, 8/01/20	650	650,309

		1,169,796

Other Industrial – 0.5%
Howard University
2.516%, 10/01/25	1,000	1,006,000

		5,538,136

Total Corporates - Investment Grade (cost $11,417,000)		11,855,180

	Shares

SHORT-TERM INVESTMENTS – 4.4%
Investment Companies – 4.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.50%(c) (d) (e) (cost $9,281,792)	9,281,792	9,281,792

Total Investments – 98.5% (cost $192,827,358)(f)		205,998,362
Other assets less liabilities – 1.5%		3,088,386

Net Assets – 100.0%		$209,086,748

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2020, the aggregate market value of these securities amounted to $25,881,112 or 12.4% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2020.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of January 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,171,004 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $13,171,004.

As of January 31, 2020, the Fund's percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 15.4% and 0.0%, respectively.

Glossary:
AGM – Assured Guaranty Municipal
BAM – Build American Mutual
COP – Certificate of Participation
LIBOR – London Interbank Offered Rates

AB Impact Municipal Income Shares

January 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Municipal Bonds	$—	$182,858,350	$—	$182,858,350
Short-Term Municipal Notes	—	2,003,040	—	2,003,040
Corporates – Investment Grade	—	11,855,180	—	11,855,180
Short-Term Investments	9,281,792	—	—	9,281,792

Total Investments in Securities	9,281,792	196,716,570	—	205,998,362
Other Financial Instruments(a)	—	—	—	—

Total	$9,281,792	$196,716,570	$—	$205,998,362(b)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

The amount of $9,624,673 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Fund's transactions in AB mutual funds for the nine months ended January 31, 2020 is as follows:

Fund	Market Value 4/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,190	$62,788	$58,696	$9,282	$122